Summary of Significant Accounting Policies (as restated) (FY) (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) class_of_stock $ / shares		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2021 USD ($)	Nov. 16, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stable value threshold (in dollars per share) | $ / shares	$ 1.00
Cash and cash equivalents	$ 198,146,000	[1]	$ 79,866,000		$ 156,273,000
Allowance for credit loss	0		0
Partners' capital (deficit)			(315,293,000)
Noncontrolling interests in subsidiaries			101,463,000
Realized carried interest	8,500,000		11,200,000
Deferred revenue	(10,033,000)		(12,443,000)
Sales commissions and fees	7,800,000		9,200,000	$ 10,300,000
Employee-related obligations	$ 13,500,000		14,900,000
Number of operating segments | class_of_stock	1
Number of reportable segments | class_of_stock	1
GCMH Equity Holders'
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Tax savings agreement, percent						85.00%
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Partners' capital (deficit)				10,400,000
Noncontrolling interests in subsidiaries				1,500,000
Deferred revenue				10,600,000
Cumulative Effect, Period of Adoption, Adjustment | Total incentive fees
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Incentive fees receivable				$ 1,300,000
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated Useful Lives	3 years
Amortizable intangible asset, useful life	2 years
Carried interest rate	2.50%
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated Useful Lives	7 years
Amortizable intangible asset, useful life	12 years
Carried interest rate	20.00%
Non-US
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents	$ 21,500,000		$ 20,600,000
GCMH
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ownership percent acquired						22.00%

[1]	For discussion on the restatement adjustments, see Note 4.